SUPPLEMENT TO THE
PROSPECTUS
OF
WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
Wells Fargo Advantage Conservative Allocation Portfolio
Wells Fargo Advantage Equity Portfolio
Wells Fargo Advantage Growth Allocation Portfolio
Wells Fargo Advantage Growth Balanced Portfolio
Wells Fargo Advantage Moderate Balanced Portfolio
Wells Fargo Advantage Tactical Equity Portfolio
(each, a "Portfolio" and together, the "Portfolios")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Portfolios approved the following changes:

I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Portfolio's Annual Fund Operating Expenses table in the section entitled "Portfolio Summary - Fees and Expenses" is hereby replaced with the following:

Conservative Allocation Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	2.03%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.03%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Equity Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses[3]	2.34%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.28%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Allocation Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses[3]	2.24%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.22%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Growth Balanced Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses[3]	2.16%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Moderate Balanced Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses[3]	2.09%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Tactical Equity Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses[3]	2.27%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver3,[4]	2.26%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.20%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Portfolio and does not include any acquired fund fees and expenses.
4.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for the Portfolio. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP088